Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of net sales by geographical area
	Year ended December 31,
	2022	2021	2020
	(U.S. $ in thousands)
Americas (primarily the United States)	$415,428	$388,323	$343,477
EMEA	141,660	130,296	101,584
Asia Pacific	94,395	88,600	75,756
	$651,483	$607,219	$520,817

Schedule of property, plant and equipment by geographical location
	Year ended December 31,
	2022	2021
Americas (primarily the United States)	$63,158	$46,456
EMEA	146,208	162,576
Asia Pacific	3,819	8,914
	$213,185	$217,946